FAIR VALUE MEASUREMENT (Schedule of Assets and Liabilities) (Details) ₪ in Thousands, $ in Thousands, € in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 ILS (₪)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents - cash deposits	$ 7,581			$ 21,987
Marketable securities - debt securities	52,746			37,369
Forward contracts and currency options (current liabilities) designated as hedging instruments
Currency options (current liabilities)
Total fair value of assets, net of fair value liabilities	60,327			59,356
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward contracts and currency options (current liabilities) designated as hedging instruments	(59)			(42)
Currency options (current liabilities)				(3)
Forward contracts and currency options (current assets) designated as hedging instruments	600			417
Currency options (current assets)	1			6
Total fair value of assets, net of fair value liabilities	542			378
Forward exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward exchange contracts, notional amount	5,600			9,200
Forward exchange contracts [Member] | Euro [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward exchange contracts, notional amount | €		€ 5.3			€ 8.5
Collar deal contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward exchange contracts, notional amount	$ 1,900			$ 8,700
Collar deal contracts [Member] | NIS [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward exchange contracts, notional amount | ₪			₪ 7,300			₪ 33,000